As filed with the Securities and Exchange Commission on October 25, 2011

Securities Act File No. 333-156770

Investment Company Act File No. 811-22264

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 9  ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14 ☒

(Check appropriate box or boxes)

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

 (Address of Principal Executive Offices, including Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code)

Peter E. Jacobstein
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

 (Name and Address of Agent for Service)

COPY TO:

John McGuire, Esq.

Morgan Lewis & Bockius LLP

1111 Pennsylvania Ave., NW
Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On November 1, 2011 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 8 (“PEA 8”) was filed by the Motley Fool Funds Trust (the “Registrant”) pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 11, 2011 to register one new Fund, the Motley Fool Epic Voyage Fund, and pursuant to Rule 485(a)(2) would have been effective October 25, 2011.

This Post-Effective Amendment No. 9 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 1, 2011 as the new effective date upon which PEA 8 shall become effective.

This Post-Effective Amendment No. 9 incorporates by reference the information contained in Parts A, B and C of PEA 8.  The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 25 day of October 2011.

The Motley Fool Funds Trust

By:	/s/ Peter E. Jacobstein
Peter E. Jacobstein
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter E. Jacobstein
Peter E. Jacobstein	Trustee and President	October 25, 2011

/s/ Philip J. Biedronski
Philip J. Biedronski	Treasurer	October 25, 2011

Kathleen A. O’Neil*
Kathleen A. O’Neil	Trustee	October 25, 2011

Gary Langbaum*
Gary Langbaum	Trustee	October 25, 2011

Stephen L. Boyd*
Stephen L. Boyd	Trustee	October 25, 2011

/s/ Philip J. Biedronski
Philip J. Biedronski

*     Attorney-in-Fact pursuant to powers of attorney for Peter Jacobstein, Kathleen O’Neil, Stephen Boyd, Gary Langbaum and Philip Biedronski dated September 14 and September 29, 2011.